RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Millions	1 Months Ended		6 Months Ended
	Dec. 31, 2021 USD ($) tanker	Mar. 31, 2021 USD ($) vessel	Jun. 30, 2022 USD ($) tanker
Equity securities
Related Party Transaction [Line Items]
Proceeds from sale of equity securities		$ 0.8
Front Force and Front Energy
Related Party Transaction [Line Items]
Termination fee on termination of charters			$ 4.5
Front Force and Front Energy
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters			$ 65.4
Entities related to frontline ltd
Related Party Transaction [Line Items]
Number of product tankers | tanker	4
Product tankers, purchase price	$ 160.0
Number of product tankers, delivered | tanker	2		2
ADS Maritime Holding
Related Party Transaction [Line Items]
Proceeds from dividends received		$ 8.8
Number of vessels sold | vessel		2